Acquisitions / Dispositions (Allocation Of Acquisition Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Cash		$ 865
Estimated fair value of deferred/contingent consideration	$ 109	36	$ 176
Total consideration	777	901
Allocation of purchase price:
Goodwill	9,089	$ 8,369	$ 7,889
Current Fiscal Period Acquisitions
Business Acquisition [Line Items]
Cash	668
Estimated fair value of deferred/contingent consideration	109
Total consideration	777
Allocation of purchase price:
Cash and cash equivalents	13
Accounts receivable, net	30
Other current assets	6
Property, plant, and equipment	6
Other intangible assets	304
Goodwill	551
Other assets	1
Total assets acquired	911
Current liabilities	25
Other liabilities	109
Total liabilities assumed	134
Net assets acquired	$ 777